Expense Example {- Fidelity Advisor® Dividend Growth Fund} - 11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-15 - Fidelity Advisor® Dividend Growth Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Dividend Growth Fund-Class A
Expense Example:
1 year	$ 655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Dividend Growth Fund-Class M
Expense Example:
1 year	455
3 years	678
5 years	919
10 years	1,610
Fidelity Advisor Dividend Growth Fund-Class C
Expense Example:
1 year	265
3 years	511
5 years	881
10 years	1,711
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	750
Fidelity Advisor Dividend Growth Fund-Class Z
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	$ 567